SHARE-BASED PAYMENT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF TERMS AND CONDITIONS OF SHARE-BASED PAYMENT ARRANGEMENT

The following table depicts the number of Options granted apart from the Company’s various acquisitions (in thousands):

Grant Date	Number of Options	Vesting Conditions	Contractual Life of Options
Balance January 1, 2022	22,287
On March, 2022	240	3 years quarterly vest	10 years
On May, 2022	320	3 years quarterly vest	10 years
On August, 2022	4,000	25% on first anniversary, then quarterly vesting	10 years
On August, 2022	145	3 years quarterly vest	10 years
On November, 2022	55	3 years quarterly vest	10 years
On December, 2022	10	3 years quarterly vest	10 years
Balance December 31, 2022	27,057
Balance January 1, 2023	27,057
On March, 2023	1,500	16.7% on first anniversary, then quarterly vesting	10 years
On March, 2023	15	3 years quarterly vest	10 years
On June, 2023	65	33.3% on first anniversary, then quarterly vesting	10 years
On August, 2023	85	3 years quarterly vest	10 years
On November, 2023	10	33.3% on first anniversary, then quarterly vesting	10 years
Balance December 31, 2023	28,732

SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD

The fair value of the Options has been measured using the Black-Scholes formula which was also used to determine the Company’s share value. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair value at the grant and measurement date were as follows:

	December 31, 2023	December 31, 2022
Share price	$1.25 to $1.67	$1.35 to $2.45
Expected volatility (weighted-average)	95.0% - 108.0%	108.0%
Expected life (weighted-average)	10 years	10 years
Expected dividends	-%	-%
Risk-free interest rate (based on US government bonds)	3.62 – 3.95%	1.95 – 2.89%

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	December 31, 2023		December 31, 2022
	Number of Options	Weighted-Average Exercise Price	Number of Options	Weighted-Average Exercise Price
Outstanding at beginning of year	21,746	$0.87	20,815	$0.71
Granted	1,675	1.28	4,770	1.61
Forfeited/ Expired	(312)	1.41	(2,450)	2.35
Exercised	(1,166)	0.36	(1,389)	0.23
Outstanding at end of year	21,943	$0.92	21,746	$0.87
Exercisable at end of year	15,566	0.72	11,046	0.55

SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN

The following table illustrates the Company’s stock activity (in thousands of units) for the restricted share units under its equity plan. Once fully vested, all awards are settled in stock

Restricted Share Units
Balance at, December 31, 2021	3,965
Granted	16,053
Vested and Issued	(2,504)
Forfeited	(606)
Balance at, December 31, 2022	16,908
Granted	23,400
Vested and Issued	(10,631)
Forfeited	(4,089)
Balance at, December 31, 2023	25,588

SCHEDULE OF OF EFFECT OF SHARE-BASED PAYMENTS ON ENTITY'S PROFIT OR LOSS

The following table provides a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the Consolidated Statement of Loss and Comprehensive Loss.

	For the Year Ended
	December 31, 2023			December 31, 2022
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
COGS – Agent Stock Based Compensation	-	21,562	21,562	-	8,008	8,008
Marketing Expenses – Agent Stock Based Compensation	2,209	5,571	7,780	1,215	4,304	5,519
Marketing Expenses – FTE Stock Based Compensation	7	7	14	-	1	1
Research and Development – FTE Stock Based Compensation	142	298	440	111	101	212
General and Administrative – FTE Stock Based Compensation	5,914	2,693	8,607	1,702	1,076	2,778
Total Stock Based Compensation	8,272	30,131	38,403	3,028	13,490	16,518